Expenses - Other (losses) and gains (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
OTHER GAINS AND (LOSSES)
Gain on foreign exchange		$ 6.5	$ 1.4
Loss on disposal of assets		(2.0)	(2.0)
Loss on revaluation of investments		(28.0)	(21.3)
Unrealized gain (loss) on revaluation of non-current derivative financial liabilities		3.0	(62.9)
Loss on revaluation of copper price option contracts		0.0	(1.5)
(Loss) gain on foreign exchange derivative		(2.3)	1.5
Gain on fuel hedge swap contracts		0.3	0.0
Gain on disposal of Blackwater stream	$ 147.3	0.0	147.3
Revaluation of CSP's reclamation and closure cost obligation		(2.1)	(4.2)
Flow through share premium		0.0	1.7
Other		(1.1)	(2.5)
Total other (losses) gains		$ (25.7)	57.5
Proceeds from sale of Blackwater stream	$ 300.0		$ 300.0	[1]

[1]	In 2021 the Company disposed of the Blackwater gold stream for $300.0 million. Blackwater stream transaction costs of $2.6 million were paid in 2022.